Equity Offering and Stock-Based Compensation Plan	9 Months Ended
Sep. 30, 2013
Equity Offering and Stock-Based Compensation Plan [Abstract]
Equity Offering and Stock-Based Compensation Plan

Note 9. Equity Offering and Stock-Based Compensation Plan

On September 18, 2013, the Company completed an offering of 5,175,000 of its ordinary shares and received net proceeds of $462.9 million.

Stock-based compensation expense for stock options and restricted stock units ("RSUs") was allocated as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Cost of sales	$793	$-	$2,059	$-
Research and development, net	821	-	2,567	-
Selling, general and administrative	4,998	784	12,837	1,897
Total stock-based compensation expenses	$6,612	$784	$17,463	$1,897

A summary of stock option activity for the nine months ended September 30, 2013 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2013	3,315,917	$2.21	-	$46.87	$11.83
Granted	358,239	74.95	-	91.56	84.88
Exchanged for MakerBot options
from merger	77,631	2.74	-	7.30	4.76
Exercised	(1,265,673)	2.21	-	46.87	7.91
Forfeited	(26,651)	6.52	-	46.87	34.80
Shares under option
at September 30, 2013	2,459,463	$2.21	-	$91.56	$24.03
Shares exercisable under option
at September 30, 2013	1,412,361	$2.21	-	$46.87	$8.94

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company.

The weighted-average grant date fair value of options that were granted during the nine months ended September 30, 2013 was $45.98.

The following table provides the assumptions used in the Black-Scholes pricing model valuation of options granted during the nine months ended September 30, 2013:

Risk-free interest rate	0.61 - 1.54%
Expected option term	5.11 years
Expected price volatility	55.86 - 56.87%
Dividend yield	-

During the three months ended September 30, 2013 and 2012 the Company issued 618,006 and 115,660 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $4.0 million and $2.1 million for the three months ended September 30, 2013 and 2012, respectively. During the nine months ended September 30, 2013 and 2012 the Company issued 1,265,673 and 207,800 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $10.0 million and $3.6 million for the nine months ended September 30, 2013 and 2012, respectively.

During the three months ended September 30, 2013, the Company granted RSUs for 191,608 ordinary shares of the Company. Stock-based compensation expense equal to the aggregate fair value of the RSUs at grant date of $18.5 million, less an estimate of forfeitures, is being recorded on a straight-line basis over the four-year vesting period.

At September 30, 2013, approximately $64.4 million of total unrecognized compensation expense related to unvested stock-based compensation granted under the Company's plans. The cost is expected to be recognized over a weighted-average period of 3.6 years.